UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Richard C. Blum & Associates, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA  94133

File 13F File Number: 28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Murray A. Indick
Title:  Managing Director and General Counsel
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     Murray A. Indick    San Francisco, California    August 10, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $1,322,518

List of Other Included Managers:  NONE.

                                             FORM 13F INFORMATION TABLE
                           TITLE
                           OF               VALUE  SHS OR  SH/ PUT/ INVESTMENT  OTHER    ---VOTING AUTH---
NAME OF ISSUER             CLASS  CUSIP     x$1000 PRN AMT PRN CALL DISCRETION  MANAGERS SOLE    SHRD NONE
-------------------------- -----  --------- ------ ------- --- ---- ----------- -------- ------- ---- ----
ACNIELSEN CORP             COM    004833109  79424  2625600 SH      SOLE                 2625600
BARD C R INC               COM    067383109  93789  1961600 SH      SOLE                 1961600
CB RICHARD ELLIS SVCS INC  COM    12489L108   7736   311000 SH      SOLE                  311000
COPART INC                 COM    217204106  54069  2544420 SH      SOLE                 2544420
FIRST HEALTH GROUP CORP    COM    320960107 115907  5375400 SH      SOLE                 5375400
GAYLORD ENTMT CO NEW       COM    367905106  72702  2423398 SH      SOLE                 2423398
HAEMONETICS CORP           COM    405024100  79576  3966400 SH      SOLE                 3966400
HARLAND JOHN H CO          COM    412693103  80802  4052750 SH      SOLE                 4052750
NORTHWEST AIRLINES CORP    CL A   667280101 171483  5276390 SH      SOLE                 5276390
PERINI CORP                COM    713839108    307    54055 SH      SOLE                   54055
PLAYTEX PRODS INC          COM    72813P100 185967 11949700 SH      SOLE                11949700
PRIMARK CORP               COM    741903108   8887   316700 SH      SOLE                  316700
SCOTT TECHNOLOGIES INC     COM    810022301  75061  3899276 SH      SOLE                 3899276
TOKHEIM CORP               COM    889073102  14113  1233900 SH      SOLE                 1233900
URS CORP NEW               COM    903236107  85589  2919888 SH      SOLE                 2919888
WADDELL & REED FINL INC    CL A   930059100 135635  4921000 SH      SOLE                 4921000
WADDELL & REED FINL INC    CL B   930059209  61471  2276700 SH      SOLE                 2276700